UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2000

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry80
Form 13F Information Table Value$182163



                                                VALUE          INVSTMT
NAME OF ISSUER            CLASS   CUSIP         (X$1000SHARES  DSCRETN  SOLE






Abbott Laboratories
COM
002824100
305
6300SOLE
6300
Ace Ltd Ord
COM
G0070K103
6876
162015SOLE
162015
Aegon Nv Ord Reg Amer
COM
007924103
326
7857SOLE
7857
Aes Corp Com
COM
00130h105
5075
91641SOLE
91641
Agilent Technologies
COM
00846u101
3298
60238SOLE
60238
American Express
COM
025816109
1025
18664SOLE
18664
American Home Products
COM
026609107
4398
69213SOLE
69213
American Intl Group Inc.
COM
026874107
740
7509.51SOLE
7509.51
Amgen
COM
031162100
4857
75969SOLE
75969
AOL Time Warner, Inc.
COM
02364J104
600
17243SOLE
17243
Apogent Technologies Inc
COM
03760A101
1279
62400SOLE
62400
Applied Materials
COM
038222105
2543
66600SOLE
66600
Bankamerica Corp. New
COM
060505104
419
9141SOLE
9141
Baxter Int'l
COM
071813109
1395
15800SOLE
15800
Bristol Myers/Squibb
COM
110122108
1097
14842SOLE
14842
Cardinal Health Inc.
COM
14149Y108
1350
13549SOLE
13549
Caremark RX Inc
COM
141705103
611
45064SOLE
45064
Carnival Cruise Class A
COM
143658102
864
28025SOLE
28025
Charles Schwab New
COM
808513105
298
10515SOLE
10515
Check Point Software
COM
M22465104
3014
22569SOLE
22569
Cisco Systems
COM
17275R102
3127
81745SOLE
81745
Citigroup
COM
172967101
2993
58614SOLE
58614
Concord Computing
COM
206197105
1413
32150SOLE
32150
Convergys Corp Com
COM
212485106
4119
90900SOLE
90900
Corning Inc.
COM
219350105
914
17303SOLE
17303
Costco Wholesale
COM
22160K105
1230
30800SOLE
30800
CTS Corp.
COM
126501105
498
13675SOLE
13675
Dollar Gen Corp Com
COM
256669102
311
16463SOLE
16463
Elan Corp PLC ADR F
ADR
284131208
11450
244594SOLE
244594
EMC Corp - Mass
COM
268648102
6276
94370SOLE
94370
Emerson Electric
COM
291011104
292
3700SOLE
3700
Exodus Communications
COM
302088109
302
15100SOLE
15100
Exxon Mobil Corporation
COM
30231g102
767
8820SOLE
8820
Flextronics Int'l
COM
Y2573F102
890
31240SOLE
31240
General Electric
COM
369604103
12782
266649SOLE
266649
Golden State Bancorp
COM
381197102
3626
115350SOLE
115350
Harcourt General Inc.
COM
41163G101
7824
136783SOLE
136783
Home Depot
COM
437076102
4258
93200SOLE
93200
IBM
COM
459200101
274
3220SOLE
3220
Impath Inc.
COM
45255g101
565
8500SOLE
8500
Intel Corp
COM
458140100
10033
333730SOLE
333730
JDS Uniphase Corp Com
COM
46612J101
639
15339SOLE
15339
Johnson & Johnson
COM
478160104
1061
10102SOLE
10102
Limited Inc.
COM
532716107
1590
93175SOLE
93175
Lowes Companies
COM
548661107
294
6600SOLE
6600
Lucent Technologies Inc
COM
549463107
783
57996SOLE
57996
Marsh & Mclennan
COM
571748102
611
5220SOLE
5220
MBNA Corporation
COM
55262L100
2712
73431SOLE
73431
Mcgraw Hill Co.
COM
580645109
821
14000SOLE
14000
Mellon Financial Corp.
COM
58551a108
441
8970SOLE
8970
Merck & Co.
COM
589331107
4586
48979SOLE
48979
Microsoft
COM
594918104
1856
42798SOLE
42798
Nokia Corp Adr 'A'
ADR
654902204
8306
190941SOLE
190941
Oracle Corp.
COM
68389X105
475
16338SOLE
16338
Pfizer Inc.
COM
717081103
1356
29477SOLE
29477
Pinnacle West Cap Corp.
COM
723484101
1022
21450SOLE
21450
Procter & Gamble
COM
742718109
333
4250SOLE
4250
Qualcomm Inc.
COM
747525103
378
4600SOLE
4600
Readers Digest
COM
755267101
647
16525SOLE
16525
Royal Dutch
COM
780257804
1021
16854SOLE
16854
Safeway Inc.
COM
786514208
419
6700SOLE
6700
Sanmina Corp Com
COM
800907107
2655
34650SOLE
34650
SBC Communications
COM
78387G103
673
14090SOLE
14090
Schering Plough
COM
806605101
577
10165SOLE
10165
Schlumberger Ltd
COM
806857108
3519
44025SOLE
44025
Sdl Inc Com
COM

595
4015SOLE
4015
Sea Containers Ltd Cl A
COM
811371707
822
37800SOLE
37800
Stryker Corp.
COM
863667101
515
10175SOLE
10175
Sun Microsystems
COM
866810104
2264
81230SOLE
81230
Sybron Dental
COM

350
20717SOLE
20717
Tenet Healthcare
COM
88033G100
2815
63350SOLE
63350
Total Fina SA Spon ADR
ADR
89151E109
302
4150SOLE
4150
Tyco International
COM
902124106
4817
86799SOLE
86799
United Parcel Service
COM
911312106
741
12600SOLE
12600
United Technologies
COM
913017109
7185
91385SOLE
91385
Univision Comm. Cl A
COM
914906102
5388
131604SOLE
131604
Veritas
COM
923436109
1698
19410SOLE
19410
Washington Mut Inc Com
COM
939322103
1674
31550SOLE
31550
Watson Pharmaceuticals
COM
942683103
348
6800SOLE
6800
Xilinx Inc.
COM
983919101
1560
33825SOLE
33825



182163